Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other Non-financial liabilities

32. Other non-financial liabilities

Current other non-financial liabilities consist of the following:

€ thousand	December 31, 2023	December 31, 2022
Liabilities for payroll, social security and payroll tax	544	482
Received prepayments from customers	74	74
Loan related fees	0	782
Other	3	228
Total	621	1,566

Adjustment of comparative figures according to IAS 8.41/8.42 a)

Refer to Note 29.